Investments	6 Months Ended
Jun. 30, 2021
Investment [Abstract]
Investments

22.	Investments

22.1.	Investments in associates and joint ventures
	Balance at 12.31.2020	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others	Results of equity-accounted investments	CTA	OCI	Dividends	Balance at 06.30.2021
Joint Ventures	813	5	(2)	-	109	20	-	(65)	880
Associates (*)	2,455	6	(2,129)	(175)	1,100	(71)	141	(153)	1,174
Other investments	5	−	-	−	−	(1)	−	−	4
Total	3,273	11	(2,131)	(175)	1,209	(52)	141	(218)	2,058
(*)	It includes Petrobras Distribuidora and Braskem.